Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Changes to Recognition of Tax Loss and Credit Carry Forwards	€ 72	€ 2	€ 138
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	(41)	(13)	(10)
Changes to Recognition of Temporary Differences	(112)	(4)	(1)
Adjustments for deferred tax of prior periods	(2)	(1)	20
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	4	(18)	10
Deferred tax expense (income) relating to origination and reversal of temporary differences	353	244	245
Deferred tax expense (income) recognised in profit or loss	€ 274	€ 210	€ 401